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                            UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                              FORM 13F

                          FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended:  		June 30, 2010

Cornerstone Real Estate Advisers LLC
----------------------------------------------------------------------
Name of Institutional Investment Manager

One Financial Plaza, Suite 1700  Hartford    CT     06103
----------------------------------------------------------------------
Business Address  (Street)       (City)     (State)  (Zip)

13F File Number:    28-  12028

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Name, Title and Telephone Number of Person Submitting Report:

William E. Bartol  Chief Compliance Officer  (860)509-2233
----------------------------------------------------------------------
Name                    (Title)                   (Phone)


Signature, Place and Date of Signing:

/s/
------------------------------------
One Financial Plaza, Suite 1700
Hartford, CT 06103
8/13/2010

Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


Form 13F File Number         Name
28-203                     OppenheimerFunds Inc.



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                         Form 13F Summary Page

Report Summary:


Number of other included
managers:	0

Form 13F Information
Table Entry Total:           	45

Form 13F Table Value Total:  	138,948
                                            (thousands)
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
Name of Issuer			Title of Class	CUSIP	    Value   Shares   Inv.	Other	 Voting  Authority
							    x1000	     Discretion	Managers Sole	 Shared	  None

APARTMENT INVT & MGMT CO -A	CL A		03748R101   1,970   101,703  SOLE	N/A	 36,503  0	  65,200
AMB PROPERTY CORP		COM		00163T109   1,084   45,706   SOLE	N/A	 6,006 	 0	  39,700
AVALONBAY COMMUNITIES INC	COM		053484101   6,282   67,282   SOLE	N/A	 20,621  0	  46,661
BRANDYWINE REALTY TRUST		SH BEN INT NEW	105368203   1,575   146,529  SOLE	N/A	 49,949  0	  96,580
BIOMED REALTY TRUST INC		COM		09063H107   1,540   95,697   SOLE	N/A	 35,017  0	  60,680
BRE PROPERTIES INC		CL A		05564E106   3,575   96,804   SOLE	N/A	 34,104  0	  62,700
BOSTON PROPERTIES INC		COM		101121101   5,833   81,760   SOLE	N/A	 27,899  0	  53,861
CEDAR SHOPPING CENTERS INC	COM NEW		150602209   725     120,417  SOLE	N/A	 31,446  0	  88,971
MACK-CALI REALTY CORP		COM		554489104   886     29,799   SOLE	N/A	 11,589  0	  18,210
CAMDEN PROPERTY TRUST		SH BEN INT	133131102   2,147   52,566   SOLE	N/A	 16,266  0	  36,300
DEVELOPERS DIVERSIFIED RLTY	COM		251591103   2,826   285,440  SOLE	N/A	 87,520  0	  197,920
DOUGLAS EMMETT INC		COM		25960P109   2,324   163,431  SOLE	N/A	 49,941  0	  113,490
DUPONT FABROS TECHNOLOGY	COM		26613Q106   3,140   127,851  SOLE	N/A	 41,351  0	  86,500
DIGITAL REALTY TRUST INC	COM		253868103   5,249   91,006   SOLE	N/A	 27,636  0	  63,370
DUKE REALTY CORP		COM NEW		264411505   2,415   212,734  SOLE	N/A	 81,809  0	  130,925
DIAMONDROCK HOSPITALITY CO	COM		252784301   822     99,980   SOLE	N/A	 13,200  0	  86,780
ENTERTAINMENT PROPERTIES TR	COM SH BEN INT	29380T105   1,268   33,300   SOLE	N/A	 7,590 	 0	  25,710
EQUITY RESIDENTIAL		SH BEN INT	29476L107   8,507   204,307  SOLE	N/A	 62,677  0	  141,630
EXTRA SPACE STORAGE INC		COM		30225T102   429     30,860   SOLE	N/A	 4,070 	 0	  26,790
FELCOR LODGING TRUST INC	COM		31430F101   659     131,970  SOLE	N/A	 17,340  0	  114,630
FEDERAL REALTY INVS TRUST	SH BEN INT NEW	313747206   2,033   28,926   SOLE	N/A	 3,796 	 0	  25,130
GAYLORD ENTERTAINMENT CO	COM		367905106   1,181   53,453   SOLE	N/A	 17,153  0	  36,300
GENERAL GROWTH PROPERTIES	COM		370021107   1,537   115,920  SOLE	N/A	 30,620  0	  85,300
GLIMCHER REALTY TRUST		SH BEN INT	379302102   1,220   204,089  SOLE	N/A	 66,374  0	  137,715
HEALTH CARE REIT INC		COM		42217K106   3,507   83,266   SOLE	N/A	 25,001  0	  58,265
HCP INC				COM		40414L109   5,841   181,123  SOLE	N/A	 55,303  0	  125,820
HRPT PROPERTIES TRUST		COM SH BEN INT	40426W101   725     116,697  SOLE	N/A	 15,357  0	  101,340
HOST HOTELS & RESORTS INC	COM		44107P104   5,092   377,716  SOLE	N/A	 111,206 0	  266,510
KIMCO REALTY CORP		COM		49446R109   4,822   358,774  SOLE	N/A	 106,504 0	  252,270
LASALLE HOTEL PROPERTIES	COM SH BEN INT	517942108   820     39,867   SOLE	N/A	 12,067  0	  27,800
LIBERTY PROPERTY TRUST		SH BEN INT	531172104   571     19,801   SOLE	N/A	 2,601 	 0	  17,200
MACERICH CO/THE			COM		554382101   5,685   152,324  SOLE	N/A	 45,817  0	  106,507
NATIONWIDE HEALTH PPTYS INC	COM		638620104   2,869   80,205   SOLE	N/A	 24,624  0	  55,581
CORPORATE OFFICE PROPERTIES	SH BEN INT	22002T108   1,308   34,647   SOLE	N/A	 12,361  0	  22,286
PROLOGIS			SH BEN INT	743410102   3,118   307,788  SOLE	N/A	 82,437  0	  225,351
PUBLIC STORAGE			COM		74460D109   8,003   91,036   SOLE	N/A	 30,583  0	  60,453
REGENCY CENTERS CORP		COM		758849103   2,886   83,893   SOLE	N/A	 25,793  0	  58,100
RAYONIER INC			COM		754907103   2,465   56,006   SOLE	N/A	 7,316 	 0	  48,690
SUNSTONE HOTEL INVESTORS INC	COM		867892101   1,751   176,311  SOLE	N/A	 47,411  0	  128,900
SL GREEN REALTY CORP		COM		78440X101   3,899   70,848   SOLE	N/A	 21,353  0	  49,495
SIMON PROPERTY GROUP INC	COM		828806109   12,675  156,964  SOLE	N/A	 47,829  0	  109,135
SOVRAN SELF STORAGE INC		COM		84610H108   536     15,576   SOLE	N/A	 1,826 	 0	  13,750
UDR INC				COM		902653104   3,105   162,290  SOLE	N/A	 50,390  0	  111,900
VORNADO REALTY TRUST		SH BEN INT	929042109   6,339   86,889   SOLE	N/A	 26,275  0	  60,614
VENTAS INC			COM		92276F100   3,706   78,942   SOLE	N/A	 24,274  0	  54,668

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8/13/10
Document Control-Filing Desk
Securities & Exchange Commission
450 Fifth Street, N.W.
Washington D.C. 20549-0104

Dear Sir or Madam:

Pursuant to Section 13(f) of the Securities Exchange Act of 1934,
I am filing Electronically on behalf of Cornerstone Real Estate
Advisers LLC (Cornerstone) Form 13F for the quarter ending
June 30, 2010.

Cornerstone has indicated that it exercises sole investment discretion with respect to the securities positions reported in its Form 13F. Nevertheless, such positions shall also be deemed reported on behalf of Massachusetts Mutual Life Insurance Company (MassMutual) to the extent that MassMutual may be deemed to share investment discretion over the positions as a result of Cornerstone being a wholly-owned indirect subsidiary of MassMutual.

If you should have any questions or comments regarding this matter please call me at (860) 509-2233.

Sincerely,



William E. Bartol
Chief Compliance Officer

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